Inventory	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory	Inventory
Inventory consists of the following as of September 30, 2020 and December 31, 2019 (in thousands):

	As of
	September 30, 2020	December 31, 2019
Raw materials	$546	$412
Work in process	396	258
Finished goods	430	320
Total	$1,372	$990
An inventory write-off of $112 thousand and $274 thousand was recorded for the three and nine months ended September 30, 2020, respectively. For the three and nine months ended September 30, 2019, no inventory write-off was recorded.
Inventory
Inventory consists of the following as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Raw materials	$412	$258
Work in process	258	270
Finished goods	320	324
Total	$990	$852

For the year ended December 31, 2019 an inventory write-off of $155 thousand was recorded. For the year ended December 31, 2018, no inventory write-off was recorded.